EMPLOYEE BENEFITS OBLIGATIONS - MOVEMENT (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Oct. 26, 2016	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Beginning of the year		¥ 30,745	¥ 34,043
Additions	¥ (24,727)	0	0
Payments		(2,356)	(3,298)
End of the year		¥ 28,389	¥ 30,745